Schedule of Provision for Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Loss before income taxes	$ (8,339)	$ (323,596)
Federal and provincial statutory rates	27.00%	27.00%
Tax at statutory rates	$ (2,252)	$ (87,371)
Adjusted for the effect of:
Non-deductible expenses	1,597	49,455
Non-taxable capital gains	(1,408)	(845)
Impact of foreign tax rates	(13,549)	4,861
Withholding taxes	1,262	1,061
Taxes related to prior years	(1,975)	3,803
Other	1,368	(290)
Income tax recovery	$ (14,957)	$ (29,326)